Average Annual Total Returns - Macquarie Tax-Free Colorado Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	6.40%	2.25%	3.03%	2.77%	0.99%	2.62%	2.77%	0.99%	2.62%	3.04%	1.45%	2.78%	5.80%	1.15%	2.31%	7.88%	2.19%	3.36%